Cover	Jan. 23, 2024
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 23, 2024
Entity Registrant Name	JPMorgan Chase & Co.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-5805
Entity Tax Identification Number	13-2624428
Entity Address, Address Line One	383 Madison Avenue,
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10179
City Area Code	(212)
Local Phone Number	270-6000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000019617
Amendment Flag	false
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock
Trading Symbol	JPM
Security Exchange Name	NYSE
Depositary Shares One Four Hundredth Interestina Shareof5.75 Non Cumulative Preferred Stock Series D D Member
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a one-four hundredth interest in a share of 5.75% Non-Cumulative Preferred Stock, Series DD
Trading Symbol	JPM PR D
Security Exchange Name	NYSE
Depositary Shares One Four Hundredth Interestina Shareof6.00 Non Cumulative Preferred Stock Series E E Member
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a one-four hundredth interest in a share of 6.00% Non-Cumulative Preferred Stock, Series EE
Trading Symbol	JPM PR C
Security Exchange Name	NYSE
Depositary Shares One Four Hundredth Interestina Shareof4.75 Non Cumulative Preferred Stock Series G G Member
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a one-four hundredth interest in a share of 4.75% Non-Cumulative Preferred Stock, Series GG
Trading Symbol	JPM PR J
Security Exchange Name	NYSE
Depositary Shares One Four Hundredth Interest In A Share Of455 Non Cumulative Preferred Stock Series J J Member
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a one-four hundredth interest in a share of 4.55% Non-Cumulative Preferred Stock, Series JJ
Trading Symbol	JPM PR K
Security Exchange Name	NYSE
Depositary Shares One Four Hundredth Interest In A Share Of4625 Non Cumulative Preferred Stock Series L L Member
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a one-four hundredth interest in a share of 4.625% Non-Cumulative Preferred Stock, Series LL
Trading Symbol	JPM PR L
Security Exchange Name	NYSE
Depositary Shares One Four Hundredth Interest In A Share Of420 Non Cumulative Preferred Stock Series M M Member
Document Information [Line Items]
Title of 12(b) Security	Depositary Shares, each representing a one-four hundredth interest in a share of 4.20% Non-Cumulative Preferred Stock, Series MM
Trading Symbol	JPM PR M
Security Exchange Name	NYSE
Alerian M L P Index E T Ns Due May242024 Member
Document Information [Line Items]
Title of 12(b) Security	Alerian MLP Index ETNs due May 24, 2024
Trading Symbol	AMJ
Security Exchange Name	NYSEArca
Guarantee Of Callable Fixed Rate Notes Due June102032 Of J P Morgan Chase Financial Company L L C Member
Document Information [Line Items]
Title of 12(b) Security	Guarantee of Callable Fixed Rate Notes due June 10, 2032 of JPMorgan Chase Financial Company LLC
Trading Symbol	JPM/32
Security Exchange Name	NYSE